Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
Erste Group Bank AG(a)	268,050	$7,727,454
OMV AG	142,210	4,831,167
Raiffeisen Bank International AG(a)	144,252	2,771,220
Verbund AG	65,981	4,644,821
voestalpine AG	110,128	3,535,769

		23,510,431

Belgium — 2.8%
Ageas SA/NV	168,206	8,293,791
Anheuser-Busch InBev SA/NV	729,625	48,770,780
Elia Group SA/NV	29,731	3,371,487
Etablissements Franz Colruyt NV	54,006	3,231,389
Galapagos NV(a)	40,697	5,021,520
Groupe Bruxelles Lambert SA	108,374	10,588,743
KBC Group NV(a)	239,714	16,745,952
Proximus SADP	146,910	3,077,096
Sofina SA	14,716	4,682,470
Solvay SA	71,111	8,152,432
UCB SA	121,306	12,995,709
Umicore SA	189,133	8,499,866

		133,431,235

Finland — 3.3%
Elisa OYJ	136,472	7,346,148
Fortum OYJ	426,151	9,789,971
Kesko OYJ, Class B	261,706	6,887,157
Kone OYJ, Class B	324,885	27,328,268
Neste OYJ	405,924	27,279,101
Nokia OYJ(a)	5,424,799	21,722,401
Orion OYJ, Class B	100,643	4,750,554
Sampo OYJ, Class A	451,944	19,586,487
Stora Enso OYJ, Class R	558,174	9,461,131
UPM-Kymmene OYJ	512,109	16,919,584
Wartsila OYJ Abp	425,811	4,014,735

		155,085,537

France — 34.4%
Accor SA(a)	175,233	6,026,391
Aeroports de Paris	28,830	3,652,113
Air Liquide SA	453,595	74,687,525
Airbus SE(a)	563,321	59,116,357
Alstom SA(a)(b)	240,497	12,859,402
Amundi SA(a)(c)	58,433	4,669,154
Arkema SA	66,264	7,745,772
Atos SE(a)	94,294	8,671,636
AXA SA	1,851,509	43,657,626
BioMerieux	39,748	5,743,621
BNP Paribas SA(a)	1,077,317	55,368,393
Bollore SA	852,589	3,318,646
Bouygues SA	218,713	8,733,021
Bureau Veritas SA(a)	281,858	7,296,107
Capgemini SE	154,455	21,487,470
Carrefour SA	580,917	9,540,875
Cie. de Saint-Gobain(a)	496,483	23,648,807
Cie. Generale des Etablissements Michelin SCA	162,820	20,343,224
CNP Assurances(a)	162,389	2,593,233
Covivio	49,863	4,085,757
Credit Agricole SA(a)	1,107,122	12,811,653
Danone SA	592,488	38,172,403
Dassault Aviation SA(a)	2,374	2,456,408
Dassault Systemes SE	126,774	23,512,865

Security	Shares	Value

France (continued)
Edenred	233,351	$13,378,909
Eiffage SA(a)	81,231	7,981,419
Electricite de France SA	595,573	9,058,472
Engie SA(a)	1,752,458	25,931,098
EssilorLuxottica SA(a)	272,873	39,609,918
Eurazeo SE(a)	37,246	2,303,423
Faurecia SE(a)	80,015	3,991,270
Gecina SA	43,989	6,698,477
Getlink SE(a)	422,172	7,044,777
Hermes International	30,286	29,612,846
Iliad SA	14,055	2,861,502
Ipsen SA	36,504	3,530,401
Kering SA	72,558	52,510,272
Klepierre SA	188,760	4,177,200
La Francaise des Jeux SAEM(c)	82,665	3,456,979
Legrand SA	256,129	21,746,949
L’Oreal SA	241,148	88,499,866
LVMH Moet Hennessy Louis Vuitton SE	266,004	153,655,803
Natixis SA(a)	895,175	2,762,684
Orange SA	1,906,044	24,145,293
Orpea(a)	49,939	6,260,438
Pernod Ricard SA	200,738	38,419,629
Peugeot SA(a)(b)	564,308	13,341,867
Publicis Groupe SA	207,860	9,470,774
Remy Cointreau SA	21,911	3,905,279
Renault SA(a)	184,431	7,358,655
Safran SA(a)	306,773	44,879,415
Sanofi	1,084,684	109,911,088
Sartorius Stedim Biotech	26,534	9,617,207
Schneider Electric SE	516,181	72,026,175
SCOR SE(a)	152,135	5,212,016
SEB SA	21,469	3,831,636
SES SA	370,876	3,383,211
Societe Generale SA(a)	777,854	15,525,798
Sodexo SA	84,888	7,043,021
STMicroelectronics NV	611,566	24,009,632
Suez SA	331,596	6,400,028
Teleperformance	56,340	18,816,370
Thales SA	102,235	9,423,933
TOTAL SE	2,415,039	103,493,706
Ubisoft Entertainment SA(a)	87,246	8,326,129
Unibail-Rodamco-Westfield(b)	132,772	9,449,897
Valeo SA	219,707	8,546,691
Veolia Environnement SA	517,068	11,912,627
Vinci SA	498,771	51,011,830
Vivendi SA	796,233	23,982,778
Wendel SE	25,674	2,909,889
Worldline SA(a)(b)(c)	229,096	21,238,449

		1,612,864,185

Germany — 26.5%
adidas AG(a)	182,379	58,314,611
Allianz SE, Registered	399,723	94,510,818
Aroundtown SA(a)	958,194	6,668,540
BASF SE	879,885	64,550,925
Bayer AG, Registered	940,887	54,327,330
Bayerische Motoren Werke AG	317,682	27,756,006
Bechtle AG	26,158	5,716,717
Beiersdorf AG	96,716	10,844,933
Brenntag AG	148,240	11,359,414
Carl Zeiss Meditec AG, Bearer	38,828	5,192,666

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG(a)	961,291	$5,990,957
Continental AG	105,546	14,418,214
Covestro AG(c)	176,103	9,848,089
Daimler AG, Registered	819,737	55,353,117
Delivery Hero SE(a)(c)	123,940	15,011,017
Deutsche Bank AG, Registered(a)	1,883,879	21,054,404
Deutsche Boerse AG	181,664	30,368,566
Deutsche Lufthansa AG, Registered(a)(b)	288,237	3,325,834
Deutsche Post AG, Registered	947,022	45,879,501
Deutsche Telekom AG, Registered	3,192,298	57,718,518
Deutsche Wohnen SE	327,937	16,491,369
E.ON SE	2,154,152	23,386,995
Evonik Industries AG	201,203	6,091,583
Fresenius Medical Care AG & Co. KGaA	204,476	17,243,882
Fresenius SE & Co. KGaA	401,121	17,993,277
GEA Group AG	147,202	5,055,342
Hannover Rueck SE	57,855	9,709,618
HeidelbergCement AG	142,783	10,169,250
HelloFresh SE(a)	141,603	8,347,314
Henkel AG & Co. KGaA	99,708	9,648,996
HOCHTIEF AG	23,444	2,268,735
Infineon Technologies AG	1,251,296	44,185,523
KION Group AG	62,318	4,803,664
Knorr-Bremse AG	69,601	8,931,776
LANXESS AG	79,709	5,593,106
LEG Immobilien AG	68,394	9,773,365
Merck KGaA	124,006	19,854,761
METRO AG	25,447	233,168
MTU Aero Engines AG	50,944	12,062,912
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	134,074	37,464,591
Nemetschek SE	55,105	4,370,269
Puma SE(a)	94,064	9,379,609
Rational AG	4,902	4,368,508
RWE AG	613,912	25,533,739
SAP SE	1,000,550	122,055,512
Scout24 AG(c)	103,240	7,916,070
Siemens AG, Registered	733,001	98,203,323
Siemens Healthineers AG(c)	257,861	11,890,870
Symrise AG	123,442	15,504,431
TeamViewer AG(a)(c)	143,922	6,874,325
Telefonica Deutschland Holding AG	1,009,083	2,793,147
Uniper SE	193,122	6,560,753
United Internet AG, Registered	102,738	4,108,384
Volkswagen AG	31,145	5,793,251
Vonovia SE	499,622	34,352,781
Zalando SE(a)(c)	145,582	14,767,505

		1,241,991,881

Ireland — 2.2%
CRH PLC(a)	753,017	29,562,894
Flutter Entertainment PLC(a)	148,083	27,544,773
Kerry Group PLC, Class A	152,535	21,421,072
Kingspan Group PLC(a)	147,724	12,926,144
Smurfit Kappa Group PLC	234,827	10,011,273

		101,466,156

Italy — 6.7%
Amplifon SpA(a)	119,305	4,790,861
Assicurazioni Generali SpA	1,058,535	18,132,256
Atlantia SpA(a)	475,395	8,689,235

Security	Shares	Value

Italy (continued)
CNH Industrial NV(a)	981,837	$10,767,567
DiaSorin SpA	23,901	5,049,058
Enel SpA	7,803,792	78,133,043
Eni SpA	2,431,081	24,145,603
Ferrari NV	120,469	25,477,755
FinecoBank Banca Fineco SpA(a)	580,644	9,123,125
Infrastrutture Wireless Italiane SpA(c)	322,013	4,156,219
Intesa Sanpaolo SpA(a)	15,822,754	36,442,372
Mediobanca Banca di Credito Finanziario SpA	589,468	5,270,077
Moncler SpA(a)	185,884	9,152,104
Nexi SpA(a)(c)	422,193	7,979,427
Poste Italiane SpA(c)	501,275	5,123,195
Prysmian SpA	231,551	7,597,594
Recordati Industria Chimica e Farmaceutica SpA	100,326	5,356,042
Snam SpA	1,954,372	10,994,761
Telecom Italia SpA/Milano	8,035,577	3,772,770
Tenaris SA	454,794	3,528,542
Terna Rete Elettrica Nazionale SpA	1,349,985	10,128,347
UniCredit SpA(a)	2,039,281	21,083,620

		314,893,573

Luxembourg — 0.2%
Eurofins Scientific SE(a)	126,569	10,304,404

Netherlands — 12.6%
ABN AMRO Bank NV, CVA(a)(c)	408,206	4,223,759
Adyen NV(a)(c)	17,378	33,301,661
Aegon NV	1,716,865	6,440,444
Akzo Nobel NV	185,144	19,724,042
Altice Europe NV(a)	600,737	3,174,780
ArcelorMittal SA(a)(b)	687,782	12,628,820
Argenx SE(a)	42,848	12,260,137
ASML Holding NV	407,855	177,513,654
Davide Campari-Milano NV	552,707	6,409,167
EXOR NV	104,056	7,266,660
Heineken Holding NV	110,544	10,241,420
Heineken NV	248,699	26,334,134
ING Groep NV(a)	3,732,672	36,501,540
JDE Peet’s BV(a)	71,821	2,779,261
Just Eat Takeaway.com NV(a)(c)	121,277	12,917,165
Koninklijke Ahold Delhaize NV	1,052,516	30,203,867
Koninklijke DSM NV	165,370	27,160,068
Koninklijke KPN NV	3,427,668	10,246,336
Koninklijke Philips NV(a)	872,945	45,277,219
Koninklijke Vopak NV	66,707	3,513,368
NN Group NV	276,561	11,264,493
Prosus NV	467,647	50,815,812
QIAGEN NV(a)	218,918	10,582,150
Randstad NV(a)	114,320	7,110,975
Wolters Kluwer NV	261,954	22,028,451

		589,919,383

Portugal — 0.5%
EDP - Energias de Portugal SA	2,664,701	14,241,812
Galp Energia SGPS SA	483,044	5,225,776
Jeronimo Martins SGPS SA	245,874	4,223,482

		23,691,070

Spain — 7.6%
ACS Actividades de Construccion y Servicios SA	256,634	8,132,044
Aena SME SA(a)(c)	64,765	10,582,656
Amadeus IT Group SA	432,246	29,709,832

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	6,397,713	$30,076,057
Banco Santander SA(a)	15,964,437	46,166,153
CaixaBank SA	3,443,447	8,843,599
Cellnex Telecom SA(c)	303,554	19,201,316
Enagas SA	213,004	5,202,919
Endesa SA	304,756	8,738,238
Ferrovial SA	465,134	12,975,085
Ferrovial SA, New	4,502	125,575
Grifols SA	286,205	8,131,009
Iberdrola SA	5,780,223	79,134,158
Industria de Diseno Textil SA	1,046,629	34,867,560
Naturgy Energy Group SA	286,562	6,627,754
Red Electrica Corp. SA	392,304	8,041,007
Repsol SA	1,402,514	13,518,797
Siemens Gamesa Renewable Energy SA	228,741	8,189,442
Telefonica SA	4,595,000	20,100,834

		358,364,035

Switzerland — 0.2%
Siemens Energy AG(a)	383,461	11,421,526

United Kingdom — 0.5%
Coca-Cola European Partners PLC	196,089	8,761,257
Fiat Chrysler Automobiles NV(a)	1,053,265	16,462,049

		25,223,306

Total Common Stocks — 98.0% (Cost: $4,903,184,863)		4,602,166,722

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	54,563	3,615,860
Fuchs Petrolub SE, Preference Shares, NVS	65,860	3,775,219
Henkel AG & Co. KGaA, Preference Shares, NVS	170,944	18,452,556
Porsche Automobil Holding SE, Preference Shares, NVS	146,921	9,367,305
Sartorius AG, Preference Shares, NVS	34,127	15,594,271
Volkswagen AG, Preference Shares, NVS	178,065	30,105,597

		80,910,808

Security	Shares	Value

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,852,114	$2,978,626

Total Preferred Stocks — 1.8% (Cost: $102,480,373)		83,889,434

Rights

Germany — 0.0%
KION Group AG (Expires 12/03/20)(a)	60,408	18,080

Spain — 0.1%
Banco Santander SA (Expires 12/03/20)(a)	15,484,755	1,939,343

Total Rights — 0.1% (Cost: $5,215,335)		1,957,423

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	27,451,288	27,467,758
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	13,060,000	13,060,000

		40,527,758

Total Short-Term Investments — 0.8% (Cost: $40,517,009)		40,527,758

Total Investments in Securities — 100.7% (Cost: $5,051,397,580)		4,728,541,337

Other Assets, Less Liabilities — (0.7)%		(34,307,093)

Net Assets — 100.0%		$4,694,234,244

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Eurozone ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$89,475,081	$—		$(61,995,686	)(a)	$7,624	$(19,261)	$27,467,758	27,451,288	$197,975	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,650,000	11,410,000	(a)	—		—	—	13,060,000	13,060,000	1,174		—

						$7,624	$(19,261)	$40,527,758		$199,149		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	116	12/18/20	$4,864	$398,795

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,602,041,147	$125,575	$—	$4,602,166,722
Preferred Stocks	83,889,434	—	—	83,889,434
Rights	1,957,423	—	—	1,957,423
Money Market Funds	40,527,758	—	—	40,527,758

	$4,728,415,762	$125,575	$—	$4,728,541,337

Derivative financial instruments(a)
Assets
Futures Contracts	$398,795	$—	$—	$398,795

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS               Non-Voting Shares

4